The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
MARCH 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%

	Shares	Value

BRAZIL — 8.1%
Banco Bradesco	5,241,640	$12,265,259
Banco do Brasil	1,786,400	13,795,084
Petroleo Brasileiro ADR	1,390,338	14,501,225
		40,561,568

CHINA — 33.5%
Alibaba Group Holding *	503,300	6,374,544
Alibaba Group Holding ADR *	184,721	18,874,792
Baidu ADR *	135,998	20,524,818
Bank of China, Cl A	7,903,630	3,886,685
China Merchants Port Holdings	6,501,482	9,981,022
China Overseas Land & Investment	3,086,500	7,446,113
China Resources Power Holdings	2,628,000	5,607,091
Dongfeng Motor Group, Cl H	5,780,000	2,715,226
Gree Electric Appliances of Zhuhai, Cl A	4,345,100	23,194,436
Hello Group ADR	745,212	6,781,429
Industrial & Commercial Bank of China, Cl A	15,371,900	9,980,972
Kunlun Energy	8,088,000	6,314,534
Lenovo Group	5,536,000	5,997,783
Ningbo Huaxiang Electronic, Cl A	3,127,156	6,749,314
PICC Property & Casualty, Cl H	10,486,000	10,696,857
Shanghai Mechanical and Electrical Industry, Cl A	2,413,714	4,560,168
Trip.com Group ADR *	251,144	9,460,594
Weibo ADR *	403,370	8,091,602
		167,237,980

CZECH REPUBLIC — 0.8%
Komercni Banka	121,142	4,019,595

HONG KONG — 5.0%
Melco Resorts & Entertainment ADR *	1,338,151	17,034,662
WH Group	13,739,806	8,190,944
		25,225,606

HUNGARY — 1.7%
OTP Bank Nyrt	294,201	8,399,294

INDIA — 1.0%
State Bank of India	771,807	4,933,809

MACAO — 4.2%
Galaxy Entertainment Group	1,185,000	7,926,661
Sands China *	3,716,000	12,909,351
		20,836,012

POLAND — 4.4%
Powszechna Kasa Oszczednosci Bank Polski	1,231,733	8,174,519

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
MARCH 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
Powszechny Zaklad Ubezpieczen	1,676,621	$13,652,312
		21,826,831

RUSSIA — 0.0%
Alrosa PJSC *(A)	506,080	–

SOUTH AFRICA — 3.3%
Absa Group	513,918	5,252,904
Naspers, Cl N	61,288	11,356,321
		16,609,225

SOUTH KOREA — 17.6%
DB Insurance	122,162	7,028,276
Hana Financial Group	185,145	5,798,551
Hyundai Mobis	38,418	6,380,836
KB Financial Group	142,479	5,203,645
POSCO	56,932	16,107,275
Samsung Electronics	486,792	24,072,332
SK Hynix	267,089	18,278,224
WONIK IPS	179,917	4,883,742
		87,752,881

TAIWAN — 7.2%
Catcher Technology	794,000	4,963,528
Hon Hai Precision Industry	68,000	232,763
Taiwan Semiconductor Manufacturing	592,000	10,374,576
Taiwan Semiconductor Manufacturing ADR	176,350	16,404,077
Zhen Ding Technology Holding	1,119,000	4,210,365
		36,185,309

THAILAND — 6.3%
Bangkok Bank	395,700	1,755,261
Bangkok Bank NVDR	503,100	2,231,671
CP ALL	4,754,400	8,632,821
Kasikornbank	1,055,700	4,095,225
Krung Thai Bank	15,826,400	7,642,331
SCB X	2,378,400	7,146,015
		31,503,324

UNITED STATES — 1.3%
JBS	1,877,800	6,594,687

TOTAL COMMON STOCK

(Cost $452,436,789)		471,686,121

TOTAL INVESTMENTS— 94.4%

(Cost $452,436,789)		$471,686,121

Percentages are based on Net Assets of $499,902,820.
*	Non-income producing security.

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
MARCH 31, 2023
(UNAUDITED)

(A) Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

ARG-QH-001-0400

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
MARCH 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK – 91.5%

	Shares	Value
AUSTRALIA — 0.5%
QBE Insurance Group	1,391	$13,619

BERMUDA — 2.0%
RenaissanceRe Holdings	264	52,890

BRAZIL — 0.7%
Petroleo Brasileiro ADR	1,864	19,442

CHINA — 15.1%
Alibaba Group Holding *	1,800	22,798
Alibaba Group Holding ADR *	1,001	102,282
Baidu ADR *	922	139,148
NXP Semiconductors	122	22,750
Ping An Insurance Group of China, Cl H	5,000	32,346
Prosus	417	32,653
Trip.com Group ADR *	523	19,702
Weibo ADR *	1,123	22,527
		394,206

FINLAND — 0.3%
Nokia	1,484	7,285

FRANCE — 8.5%
Accor	1,268	41,224
Airbus	670	89,491
Safran	220	32,568
TotalEnergies	969	57,136
		220,419

GERMANY — 3.5%
Covestro*	1,368	56,654
Fresenius & KGaA	1,289	34,807
		91,461

HONG KONG — 6.1%
CK Asset Holdings	4,500	27,282
Melco Resorts & Entertainment ADR *	6,306	80,276
Prudential	2,810	38,473
WH Group	23,956	14,281
		160,312

IRELAND — 0.2%
AerCap Holdings *	115	6,466

JAPAN — 14.8%
Daito Trust Construction	200	19,926
Daiwa Securities Group	10,900	51,171
ITOCHU	1,500	48,850
Kansai Electric Power	5,500	53,564

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
MARCH 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value
Mitsubishi Electric	7,400	$88,431
Nidec	1,100	57,245
Nomura Holdings	6,500	25,060
Subaru	900	14,367
Taiheiyo Cement	1,400	26,311
		384,925

LUXEMBOURG — 0.0%
ArcelorMittal	3	91

MACAO — 6.8%
Galaxy Entertainment Group	6,000	40,135
Sands China *	39,200	136,180
		176,315

NETHERLANDS — 2.9%
Aegon	10,432	44,787
Shell	1,058	30,151
		74,938

SOUTH KOREA — 8.8%
POSCO	320	90,535
POSCO ADR	110	7,666
Samsung Electronics	1,863	92,127
SK Hynix	556	38,050
SK Square *	54	1,657
		230,035

SPAIN — 1.2%
Industria de Diseno Textil	968	32,520

SWITZERLAND — 6.3%
Adecco Group	2,092	76,201
Novartis	627	57,570
UBS Group	1,424	30,133
		163,904

TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing ADR	582	54,138

UNITED KINGDOM — 7.8%
Abrdn	3,111	7,830
Berkeley Group Holdings	295	15,283
Direct Line Insurance Group	356	605
easyJet*	5,541	35,412
HSBC Holdings	9,319	63,336
Lloyds Banking Group	23,320	13,711
Taylor Wimpey	27,994	41,184
Whitbread	685	25,305
		202,666

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
MARCH 31, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value
UNITED STATES — 3.9%
Capri Holdings *	1,025	$48,175
Holcim	825	53,205
		101,380

TOTAL COMMON STOCK
(Cost $2,249,082)		2,387,012

PREFERRED STOCK — 7.2%

BRAZIL — 4.5%
Gerdau (A)	10,290	51,364
Petroleo Brasileiro (A)	14,200	65,559
		116,923

GERMANY — 2.7%
Henkel & KGaA (A)	308	24,096
Porsche Automobil Holding (A)	791	45,409
		69,505

TOTAL PREFERRED STOCK
(Cost $188,535)		186,428

TOTAL INVESTMENTS— 98.7%
(Cost $2,437,617)		$2,573,440

Percentages are based on Net Assets of $2,608,615.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ARG-QH-001-0400